13. RELATED PARTY TRANSACTIONS	9 Months Ended
Nov. 30, 2011
Notes to Financial Statements
13. RELATED PARTY TRANSACTIONS

For the nine months ended November 30, 2011, the Company paid or accrued management and directors fees of $293,000 (November 30, 2010 - $302,639) to certain officers and directors. The Company also paid or accrued $558,460 (November 30, 2010 - $44,500) to certain officers and directors for exploration property, finders’ fee, travel, office and other related expenses.

The Company also paid consulting fees of $49,500 (November 30, 2010 - $nil) to a company owned by a director and $9,035 (November 30, 2010 - $nil) to a director.

As at November 30, 2011, accounts payable of $50,534 (November 30, 2010 - $366,718) was owing to directors and officers of the Company and $nil (November 30, 2010 - $33,226) was owing to a company controlled by a director.

All related party transactions are in the normal course of business at the exchange amount agreed to by each party.